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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                          CREDIT SUISSE WARBURG PINCUS
                         GLOBAL TELECOMMUNICATIONS FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

     Effective on or about December 12, 2001 the following changes will be implemented for the fund:

-    The fund's name will be changed to Credit Suisse Global Technology Fund.

- The fund's investment policy will be changed. To pursue its goal, the fund will invest in equity securities of U.S. and foreign technology companies. Under normal market conditions, the fund will invest at least 25% of assets in equity securities of telecommunications companies and at least 65% of assets in equity securities of technology companies (including telecommunications companies).

In light of the name and investment policy changes described above, effective on or about December 12, 2001, the fund will change its performance benchmark to the Morgan Stanley Capital International All Country World Free Growth Index. On July 1, 2001, the fund had changed its performance benchmark to the Morgan Stanley Capital International All Country World Free Telecommunications Services Index (gross of dividends) because the preceding performance benchmark, the Morgan Stanley Capital International Telecommunications Index, was no longer being compiled as of that date.

                          AVERAGE ANNUAL TOTAL RETURNS(1)

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                                         ONE YEAR    THREE YEARS    LIFE OF    INCEPTION
 PERIOD ENDED 12/31/00:                    2000       1998-2000      FUND        DATE
-------------------------------------------------------------------------------------------
 GLOBAL
 TELECOMMUNICATIONS FUND                  -38.24%       38.36%      35.95%        12/4/96
-------------------------------------------------------------------------------------------
 MSCI TELECOMMUNICATIONS
 INDEX(2)                                 -40.49%        9.49%      13.73%(5)
-------------------------------------------------------------------------------------------
 MSCI ALL COUNTRY WORLD FREE
 TELECOMMUNICATIONS SERVICES
 INDEX (GROSS OF DIVIDENDS)(3)            -40.03%        8.00%      12.52%(5)
-------------------------------------------------------------------------------------------
 MSCI ALL COUNTRY WORLD
 FREE  GROWTH INDEX(4)                    -26.46%        8.17%       9.40%(6)
-------------------------------------------------------------------------------------------

(1) The total returns shown are for the fund's Common Class shares (including its predecessor).
(2) The Morgan Stanley Capital International Telecommunications Index is an unmanaged index (with no defined investment objective) of telecommunications equities that include reinvestment of dividends, which had been compiled by Morgan Stanley & Co., Incorporated.
(3) The Morgan Stanley Capital International All Country World Free Telecommunications Services Index (gross of dividends) is an unmanaged regional or composite index (with no defined investment objective) consisting of developed and emerging markets that include constituents as available to non-domestic investors for the telecommunication services sector, and is compiled by Morgan Stanley & Co., Incorporated.
(4) The Morgan Stanley Capital International All Country World Free Growth Index is a market-capitalization-weighted index of growth companies (high price-book-value securities) listed on stock exchanges in and outside of the U.S., and is compiled by Morgan Stanley & Co., Incorporated.
(5)  Performance since 11/30/96.
(6)  Performance since 12/31/96.

     November 15, 2001                                        WPGHT-16-1101